FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) $ / shares in Units, $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017 USD ($) $ / shares $ / barrel shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / shares $ / barrel shares
Energy Related Derivative
Mark-to-market swaps valuation:
Derivative, floor price (in usd/barrel) | $ / barrel	60.00			60.00
Equity Swap
Derivatives designated as hedging instruments location:
Shares acquired by counterparty (in shares) | shares	3,000,000			3,000,000
Shares acquired by counterparty, per share price (in dollars per share) | $ / shares	$ 43.30			$ 43.30
Loss on derivative	$ 16,600
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	1,250,000	$ 1,250,000		$ 1,250,000
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Other financial Items, net
Derivatives designated as hedging instruments location:
Effective portion gain reclassified from Accumulated Other Comprehensive Loss	0	0	$ 382
Ineffective Portion	$ 0	$ 0	$ 0
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Minimum
Mark-to-market swaps valuation:
Fixed interest rate	1.13%	1.13%		1.13%
Designated as Hedging Instrument | Interest rate swap | Cash flow hedging | Maximum
Mark-to-market swaps valuation:
Fixed interest rate	1.94%	1.94%		1.94%
Golar Partners
Derivatives designated as hedging instruments location:
Forward contract to purchase shares (in shares) | shares	107,000
Forward contract to purchase shares, average price per share (in dollars per share) | $ / shares	$ 19.75